Summary of Significant Accounting Policies (Details) - Schedule of Revenue By Major Type - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,689	$ 18,805	$ 24,239	$ 34,609	$ 70,021	$ 52,852
Brand Sponsorships [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,128	12,923	10,391	20,982
Content [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,314	1,861	6,342	6,543
Consumer Products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	25	1,454	413	1,857
Esports [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,208	2,538	7,055	4,963
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 14	$ 29	$ 38	$ 264